ACQUISITIONS - SECURITIZE, INC. AND SUBSIDIARIES - Schedule of Purchase Consideration (Details) - Securitize, Inc. and Subsidiaries - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 15, 2025	Oct. 17, 2024	Jan. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Purchase consideration:
Cash, net of cash acquired				$ 0	$ (25,000)	$ 21,090,525	$ 5,644,898
Fair value of identifiable assets acquired and liabilities assumed:
Goodwill				$ 26,365,270		$ 26,365,270	$ 13,330,269
MG Stover, LLC
Purchase consideration:
Purchase consideration	$ 21,090,525
Fair value of identifiable assets acquired and liabilities assumed:
Customer relationships	9,400,000
Prepaid expenses	109,538
Total identifiable assets acquired	9,509,538
Accounts payable	(991,616)
Deferred revenue	(462,398)
Total liabilities assumed	(1,454,014)
Net identifiable assets acquired	8,055,524
Goodwill	13,035,001
Net assets acquired	$ 21,090,525
Theorem Fund Services
Purchase consideration:
Cash, net of cash acquired		$ 5,644,898
Business Combination, Consideration Transferred, Equity Interest		53,539
Portion of seller’s transaction costs paid by the Company		94,216
Purchase consideration		5,792,653
Fair value of identifiable assets acquired and liabilities assumed:
Customer relationships		3,100,000
Accounts receivable		225,645
Prepaid expenses		136,231
Total identifiable assets acquired		3,461,876
Accrued expenses and other current liabilities		(486,517)
Total liabilities assumed		(486,517)
Net identifiable assets acquired		2,975,359
Goodwill		2,817,294
Net assets acquired		$ 5,792,653
Shares issued (in shares)		20,513	20,513